TAXES IN INSTALLMENTS	12 Months Ended
Dec. 31, 2022
Taxes In Installments
TAXES IN INSTALLMENTS

19.	TAXES IN INSTALLMENTS

The position of REFIS debts and other installments, recorded in taxes in installments in current and non-current liabilities, as shown in note 17, are shown below:

		Consolidated
	12/31/2022	12/31/2021
Federal REFIS Law 11.941/09	17,585	18,499
Federal REFIS Law 12.865/13	39,522	43,352
Other taxes in installments	407,720	142,568
	464,827	204,419

Classified:
Current	280,721	51,999
Non-current	184,106	152,420
	464,827	204,419

Refers to the balance arising from the adhesion to the REFIS related to the refinancing programs of Law 11,941/09, Law 12,865/13 and the installment that allows the taxpayer to pay the debts registered in overdue debt of the Federal Government with benefits, reduced down payment and extended payment term. The installments are paid in monthly installments, with interest at the SELIC rate.